Shareholders' Equity - Compensation options activity (Details)	12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares
Stockholder's Equity
Balance (in shares)	130,000	130,000
Exercised (in shares)	(130,000)	(130,000)
Balance (in shares)			130,000	130,000
Balance (in dollars per share)	$ 5.20
Exercised (in dollars per share)	$ 5.20
Balance (in dollars per share)			$ 5.20
Compensation options to underwriters
Stockholder's Equity
Balance (in shares)	353,000	353,000
Issued (in shares)	129,808	129,808	368,000	368,000
Exercised (in shares)	(238,000)	(238,000)	(15,000)	(15,000)
Balance (in shares)	115,000	115,000	353,000	353,000
Balance (in dollars per share)		$ 4.60
Issued (in dollars per share)				$ 4.60
Exercised (in dollars per share)		4.60		4.60
Balance (in dollars per share)		4.60		4.60
Weighted average share price		$ 8.27		$ 5.36